Financial Instruments - Summary of notional value of derivative contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional	$ 2,244.0
Foreign exchange forward contract [member] | USD and CNH
Disclosure of detailed information about financial instruments [line items]
Notional	200.0	$ 200.0
Foreign exchange forward contract [member] | EUR and USD
Disclosure of detailed information about financial instruments [line items]
Notional	210.3
Foreign exchange forward contract [member] | EUR and GBP
Disclosure of detailed information about financial instruments [line items]
Notional	11.6
Foreign exchange forward contract [member] | EUR and CNY
Disclosure of detailed information about financial instruments [line items]
Notional	14.2
Foreign exchange forward contract [member] | EUR and CAD
Disclosure of detailed information about financial instruments [line items]
Notional	0.6
Foreign exchange forward contract [member] | EUR and AUD
Disclosure of detailed information about financial instruments [line items]
Notional	0.1
Foreign exchange forward contract [member] | EUR and TRY
Disclosure of detailed information about financial instruments [line items]
Notional	0.2
Foreign exchange forward contract [member] | USD and CAD
Disclosure of detailed information about financial instruments [line items]
Notional		0.8
Foreign exchange forward contract [member] | USD and CNY
Disclosure of detailed information about financial instruments [line items]
Notional		44.5
Foreign exchange forward contract [member] | EUR and TWD
Disclosure of detailed information about financial instruments [line items]
Notional		5.0
Foreign exchange collar contract [member] | USD and CNH
Disclosure of detailed information about financial instruments [line items]
Notional		200.0
Foreign exchange collar contract [member] | USD and TWD
Disclosure of detailed information about financial instruments [line items]
Notional	50.0	100.0
Less than 12 months [member] | Foreign exchange forward contract [member] | USD and CNH
Disclosure of detailed information about financial instruments [line items]
Notional	200.0
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and USD
Disclosure of detailed information about financial instruments [line items]
Notional	210.3
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and GBP
Disclosure of detailed information about financial instruments [line items]
Notional	11.6
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and CNY
Disclosure of detailed information about financial instruments [line items]
Notional	14.2
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and CAD
Disclosure of detailed information about financial instruments [line items]
Notional	0.6
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and AUD
Disclosure of detailed information about financial instruments [line items]
Notional	0.1
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and TRY
Disclosure of detailed information about financial instruments [line items]
Notional	0.2
Less than 12 months [member] | Foreign exchange forward contract [member] | USD and CAD
Disclosure of detailed information about financial instruments [line items]
Notional		0.8
Less than 12 months [member] | Foreign exchange forward contract [member] | USD and CNY
Disclosure of detailed information about financial instruments [line items]
Notional		44.5
Less than 12 months [member] | Foreign exchange forward contract [member] | EUR and TWD
Disclosure of detailed information about financial instruments [line items]
Notional		5.0
Less than 12 months [member] | Foreign exchange collar contract [member] | USD and CNH
Disclosure of detailed information about financial instruments [line items]
Notional		200.0
Less than 12 months [member] | Foreign exchange collar contract [member] | USD and TWD
Disclosure of detailed information about financial instruments [line items]
Notional	$ 50.0	50.0
1-5 years [member] | Foreign exchange forward contract [member] | USD and CNH
Disclosure of detailed information about financial instruments [line items]
Notional		200.0
1-5 years [member] | Foreign exchange collar contract [member] | USD and TWD
Disclosure of detailed information about financial instruments [line items]
Notional		$ 50.0